Impairment loss on marketable securities and investments in associated companies - SapuraKencana - Impairment of marketable securities (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Oct. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Jan. 31, 2014	Sep. 30, 2015	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Loss on impairment of investments								$ 1,274
Total impairment of marketable securities investments (reclassification from OCI)								741		$ 0	$ 0
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Increase (decrease) in price per unit, percentage							(20.00%)
Loss on impairment of investments								533
Common units market value (in dollars per share)	$ 3.65	$ 9.40	$ 30.60	$ 31.41	$ 30.60	$ 30.60
Sapura Kencana
Schedule of Equity Method Investments [Line Items]
Increase (decrease) in price per unit, percentage									(45.00%)
Loss on impairment of investments								167
Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Loss on impairment of investments		$ 302						302
Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Loss on impairment of investments		125						125
Incentive Distribution Rights | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Loss on impairment of investments		$ 106						106
Common Unit | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Loss on impairment of investments								$ 574